Distribution Date:	09/17/21	UBS Commercial Mortgage Trust 2019-C16
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276YAA1	2.738700%	18,368,000.00	12,321,189.46	320,446.04	28,120.03	0.00	0.00	348,566.07	12,000,743.42	30.28%	30.00%
A-2	90276YAB9	3.440000%	78,496,000.00	78,496,000.00	0.00	225,021.87	0.00	0.00	225,021.87	78,496,000.00	30.28%	30.00%
A-SB	90276YAC7	3.460300%	36,080,000.00	36,080,000.00	0.00	104,039.69	0.00	0.00	104,039.69	36,080,000.00	30.28%	30.00%
A-3	90276YAD5	3.343600%	140,000,000.00	140,000,000.00	0.00	390,086.67	0.00	0.00	390,086.67	140,000,000.00	30.28%	30.00%
A-4	90276YAE3	3.604800%	204,926,000.00	204,926,000.00	0.00	615,597.70	0.00	0.00	615,597.70	204,926,000.00	30.28%	30.00%
A-S	90276YAH6	3.887200%	75,094,000.00	75,094,000.00	0.00	243,254.50	0.00	0.00	243,254.50	75,094,000.00	19.18%	19.00%
B	90276YAJ2	4.320100%	30,720,000.00	30,720,000.00	0.00	110,594.56	0.00	0.00	110,594.56	30,720,000.00	14.64%	14.50%
C	90276YAK9	4.923300%	20,439,000.00	20,439,000.00	0.00	83,856.11	0.00	0.00	83,856.11	20,439,000.00	11.61%	11.51%
D	90276YAN3	5.185931%	10,240,000.00	10,240,000.00	0.00	44,253.28	0.00	0.00	44,253.28	10,240,000.00	10.10%	10.01%
D-RR	90276YAQ6	5.185931%	13,695,000.00	13,695,000.00	0.00	59,184.44	0.00	0.00	59,184.44	13,695,000.00	8.08%	8.00%
E-RR	90276YAS2	5.185931%	10,240,000.00	10,240,000.00	0.00	44,253.28	0.00	0.00	44,253.28	10,240,000.00	6.56%	6.50%
F-RR	90276YAU7	5.185931%	6,827,000.00	6,827,000.00	0.00	29,503.63	0.00	0.00	29,503.63	6,827,000.00	5.55%	5.50%
G-RR	90276YAW3	5.185931%	8,533,000.00	8,533,000.00	0.00	36,876.29	0.00	0.00	36,876.29	8,533,000.00	4.29%	4.25%
H-RR	90276YAY9	5.185931%	6,827,000.00	6,827,000.00	0.00	29,503.63	0.00	0.00	29,503.63	6,827,000.00	3.28%	3.25%
NR-RR*	90276YBA0	5.185931%	22,187,051.00	22,187,051.00	0.00	88,291.18	0.00	0.00	88,291.18	22,187,051.00	0.00%	0.00%
Z	90276YBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276YBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			682,672,051.00	676,625,240.46	320,446.04	2,132,436.86	0.00	0.00	2,452,882.90	676,304,794.42

Notional Certificates
X-A	90276YAF0	1.719719%	477,870,000.00	471,823,189.46	0.00	676,169.59	0.00	0.00	676,169.59	471,502,743.42
X-B	90276YAG8	1.025664%	126,253,000.00	126,253,000.00	0.00	107,910.99	0.00	0.00	107,910.99	126,253,000.00
Notional SubTotal			604,123,000.00	598,076,189.46	0.00	784,080.58	0.00	0.00	784,080.58	597,755,743.42

Deal Distribution Total					320,446.04	2,916,517.44	0.00	0.00	3,236,963.48

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276YAA1	670.79646450	17.44588632	1.53092498	0.00000000	0.00000000	0.00000000	0.00000000	18.97681130	653.35057818
A-2	90276YAB9	1,000.00000000	0.00000000	2.86666671	0.00000000	0.00000000	0.00000000	0.00000000	2.86666671	1,000.00000000
A-SB	90276YAC7	1,000.00000000	0.00000000	2.88358343	0.00000000	0.00000000	0.00000000	0.00000000	2.88358343	1,000.00000000
A-3	90276YAD5	1,000.00000000	0.00000000	2.78633336	0.00000000	0.00000000	0.00000000	0.00000000	2.78633336	1,000.00000000
A-4	90276YAE3	1,000.00000000	0.00000000	3.00399998	0.00000000	0.00000000	0.00000000	0.00000000	3.00399998	1,000.00000000
A-S	90276YAH6	1,000.00000000	0.00000000	3.23933337	0.00000000	0.00000000	0.00000000	0.00000000	3.23933337	1,000.00000000
B	90276YAJ2	1,000.00000000	0.00000000	3.60008333	0.00000000	0.00000000	0.00000000	0.00000000	3.60008333	1,000.00000000
C	90276YAK9	1,000.00000000	0.00000000	4.10275013	0.00000000	0.00000000	0.00000000	0.00000000	4.10275013	1,000.00000000
D	90276YAN3	1,000.00000000	0.00000000	4.32160938	0.00000000	0.00000000	0.00000000	0.00000000	4.32160938	1,000.00000000
D-RR	90276YAQ6	1,000.00000000	0.00000000	4.32160935	0.00000000	0.00000000	0.00000000	0.00000000	4.32160935	1,000.00000000
E-RR	90276YAS2	1,000.00000000	0.00000000	4.32160938	0.00000000	0.00000000	0.00000000	0.00000000	4.32160938	1,000.00000000
F-RR	90276YAU7	1,000.00000000	0.00000000	4.32160978	0.00000000	0.00000000	0.00000000	0.00000000	4.32160978	1,000.00000000
G-RR	90276YAW3	1,000.00000000	0.00000000	4.32160905	0.00000000	0.00000000	0.00000000	0.00000000	4.32160905	1,000.00000000
H-RR	90276YAY9	1,000.00000000	0.00000000	4.32160978	0.00000000	0.00000000	0.00000000	0.00000000	4.32160978	1,000.00000000
NR-RR	90276YBA0	1,000.00000000	0.00000000	3.97940132	0.34220816	3.51278365	0.00000000	0.00000000	3.97940132	1,000.00000000
Z	90276YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276YAF0	987.34632737	0.00000000	1.41496556	0.00000000	0.00000000	0.00000000	0.00000000	1.41496556	986.67575579
X-B	90276YAG8	1,000.00000000	0.00000000	0.85472020	0.00000000	0.00000000	0.00000000	0.00000000	0.85472020	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	28,120.03	0.00	28,120.03	0.00	0.00	0.00	28,120.03	0.00
A-2	08/01/21 - 08/30/21	30	0.00	225,021.87	0.00	225,021.87	0.00	0.00	0.00	225,021.87	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	104,039.69	0.00	104,039.69	0.00	0.00	0.00	104,039.69	0.00
A-3	08/01/21 - 08/30/21	30	0.00	390,086.67	0.00	390,086.67	0.00	0.00	0.00	390,086.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	615,597.70	0.00	615,597.70	0.00	0.00	0.00	615,597.70	0.00
X-A	08/01/21 - 08/30/21	30	0.00	676,169.59	0.00	676,169.59	0.00	0.00	0.00	676,169.59	0.00
X-B	08/01/21 - 08/30/21	30	0.00	107,910.99	0.00	107,910.99	0.00	0.00	0.00	107,910.99	0.00
A-S	08/01/21 - 08/30/21	30	0.00	243,254.50	0.00	243,254.50	0.00	0.00	0.00	243,254.50	0.00
B	08/01/21 - 08/30/21	30	0.00	110,594.56	0.00	110,594.56	0.00	0.00	0.00	110,594.56	0.00
C	08/01/21 - 08/30/21	30	0.00	83,856.11	0.00	83,856.11	0.00	0.00	0.00	83,856.11	0.00
D	08/01/21 - 08/30/21	30	0.00	44,253.28	0.00	44,253.28	0.00	0.00	0.00	44,253.28	0.00
D-RR	08/01/21 - 08/30/21	30	0.00	59,184.44	0.00	59,184.44	0.00	0.00	0.00	59,184.44	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	44,253.28	0.00	44,253.28	0.00	0.00	0.00	44,253.28	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	29,503.63	0.00	29,503.63	0.00	0.00	0.00	29,503.63	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	36,876.29	0.00	36,876.29	0.00	0.00	0.00	36,876.29	0.00
H-RR	08/01/21 - 08/30/21	30	0.00	29,503.63	0.00	29,503.63	0.00	0.00	0.00	29,503.63	0.00
NR-RR	08/01/21 - 08/30/21	30	70,043.02	95,883.77	0.00	95,883.77	7,592.59	0.00	0.00	88,291.18	77,938.31
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			70,043.02	2,924,110.03	0.00	2,924,110.03	7,592.59	0.00	0.00	2,916,517.44	77,938.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,236,963.48
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,933,766.62	Master Servicing Fee	1,811.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,974.49
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.32
ARD Interest	0.00	Operating Advisor Fee	1,363.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,933,766.62	Total Fees	9,656.58

Principal		Expenses/Reimbursements
Scheduled Principal	320,446.04	Reimbursement for Interest on Advances	(2,365.74)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,958.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	320,446.04	Total Expenses/Reimbursements	7,592.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,916,517.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	320,446.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,236,963.48
Total Funds Collected	3,254,212.66	Total Funds Distributed	3,254,212.65

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	676,625,240.69	676,625,240.69	Beginning Certificate Balance	676,625,240.46
(-) Scheduled Principal Collections	320,446.04	320,446.04	(-) Principal Distributions	320,446.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	676,304,794.65	676,304,794.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	676,829,685.12	676,829,685.12	Ending Certificate Balance	676,304,794.42
Ending Actual Collateral Balance	676,374,560.99	676,374,560.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.19
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP
4,000,000 or less	12	30,177,220.12	4.46%	86	5.3297	1.574231	1.30 or less	10	62,820,960.85	9.29%	89	5.6809	0.684983
4,000,001 to 9,000,000	24	155,808,018.98	23.04%	87	5.1907	1.589899	1.31 to 1.40	7	89,191,672.73	13.19%	90	5.4087	1.357609
9,000,001 to 14,000,000	11	119,991,744.87	17.74%	85	4.9953	1.721272	1.41 to 1.50	4	31,821,817.66	4.71%	89	5.3372	1.453606
14,000,001 to 19,000,000	6	103,205,767.75	15.26%	88	5.2767	1.741529	1.51 to 1.60	2	31,443,291.35	4.65%	90	4.9422	1.578533
19,000,001 to 24,000,000	6	126,749,534.46	18.74%	90	4.7678	1.965958	1.61 to 1.70	9	70,796,208.71	10.47%	88	5.1926	1.638408
24,000,001 to 29,000,000	1	28,022,508.47	4.14%	90	5.3050	1.350000	1.71 to 1.80	7	81,539,651.02	12.06%	89	5.0665	1.740293
29,000,001 to 34,000,000	3	90,350,000.00	13.36%	48	4.6683	2.507056	1.81 to 1.90	5	51,510,283.75	7.62%	89	5.0844	1.875223
34,000,001 to 44,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	37,270,000.00	5.51%	90	4.6274	1.953220
44,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	3	23,760,309.07	3.51%	89	5.1708	2.036740
Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238	2.21 to 2.40	9	108,150,599.51	15.99%	63	4.6921	2.342084
							2.41 or greater	4	66,000,000.00	9.76%	61	4.2177	3.121818
							Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,000,000.00	3.25%	90	5.3159	NAP	North Carolina	2	9,245,122.29	1.37%	90	5.9368	0.922147
Alabama	3	336,603.16	0.05%	86	5.7000	1.620000	Ohio	23	30,536,726.25	4.52%	75	5.0458	1.770760
Arizona	4	5,614,199.45	0.83%	90	5.2494	1.929768	Oklahoma	5	601,562.83	0.09%	86	5.7000	1.620000
Arkansas	3	5,385,454.03	0.80%	89	4.8951	2.207137	Pennsylvania	2	34,755,182.81	5.14%	90	4.6497	1.859995
California	4	48,747,013.71	7.21%	88	5.3590	1.467021	South Carolina	17	1,829,785.16	0.27%	86	5.7000	1.620000
Colorado	4	4,556,686.55	0.67%	75	5.0562	2.055994	Tennessee	13	1,989,133.19	0.29%	70	5.2652	2.116065
Florida	44	50,289,143.33	7.44%	89	5.2890	1.727529	Texas	53	156,298,271.58	23.11%	65	4.7263	2.297801
Georgia	17	19,122,343.03	2.83%	89	5.2021	1.717337	Utah	2	19,084,534.46	2.82%	90	5.5100	1.370000
Hawaii	186	22,999,999.95	3.40%	89	4.3100	2.400000	Virginia	5	58,939,539.61	8.71%	88	5.2716	1.769795
Illinois	27	16,950,401.54	2.51%	84	5.1844	1.793514	Wisconsin	4	5,796,092.71	0.86%	91	5.0742	1.450623
Indiana	15	7,356,863.70	1.09%	85	5.3162	1.538493	Totals	488	676,304,794.65	100.00%	82	5.0351	1.809238
Kansas	1	108,690.56	0.02%	86	5.7000	1.620000
									Property Type³
Kentucky	4	480,231.82	0.07%	86	5.7000	1.620000
Louisiana	5	17,800,000.00	2.63%	90	5.5900	1.380000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	3	8,981,333.44	1.33%	90	4.8630	1.878277		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	6	29,942,375.40	4.43%	90	5.4252	0.890890	Defeased	3	22,000,000.00	3.25%	90	5.3159	NAP
Minnesota	2	962,074.74	0.14%	90	6.1284	1.228845	Industrial	16	41,656,672.84	6.16%	91	4.8885	1.771944
Mississippi	9	33,101,411.39	4.89%	88	4.7681	1.810612	Lodging	7	45,825,605.16	6.78%	90	5.7203	0.518230
Missouri	11	4,031,392.59	0.60%	79	5.6554	1.743299	Mixed Use	24	23,295,549.41	3.44%	89	4.5949	1.905462
Nebraska	2	262,663.85	0.04%	86	5.7000	1.620000	Multi-Family	19	115,603,873.78	17.09%	90	4.9677	1.961400
Nevada	1	934,786.36	0.14%	27	4.1398	3.400000	Office	152	156,582,501.92	23.15%	70	5.0544	1.962476
New Hampshire	1	45,783.28	0.01%	86	5.7000	1.620000	Other	178	21,793,357.26	3.22%	89	4.3100	2.400000
New Jersey	1	22,500,000.00	3.33%	90	4.8000	1.570000	Retail	23	200,462,699.64	29.64%	89	5.1207	1.689049
New Mexico	1	45,478.95	0.01%	86	5.7000	1.620000	Self Storage	66	49,084,534.44	7.26%	51	4.6725	2.610717
New York	5	34,673,912.72	5.13%	88	4.8003	1.862007	Totals	488	676,304,794.65	100.00%	82	5.0351	1.809238

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP
	4.5000% or less	6	108,000,000.00	15.97%	72	4.2597	2.765463	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	8	85,791,249.63	12.69%	56	4.6026	2.137819	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	10	89,375,869.83	13.22%	90	4.8048	1.792467	25 months to 36 months	63	654,304,794.65	96.75%	82	5.0257	1.826406
	4.9001% to 5.1000%	5	28,854,487.29	4.27%	89	5.0293	1.745328	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	11	124,646,129.53	18.43%	89	5.2314	1.711958	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	10	113,888,492.89	16.84%	89	5.3934	1.576916	Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238
	5.5001% to 5.7000%	6	70,155,993.18	10.37%	89	5.6161	1.447428
	5.7001% or greater	7	33,592,572.30	4.97%	90	5.9099	0.233954
	Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP
	114 months or less	63	654,304,794.65	96.75%	82	5.0257	1.826406	Interest Only	19	248,104,500.00	36.69%	70	4.6487	2.339909
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	16,210,467.84	2.40%	90	5.9734	0.109126
	Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238	300 months to 350 months	41	389,989,826.81	57.66%	89	5.2261	1.571106
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	22,000,000.00	3.25%	90	5.3159	NAP				None
Underwriter's Information		7	100,326,092.67	14.83%	90	4.9689	1.715362
	12 months or less	56	553,978,701.98	81.91%	81	5.0360	1.846517
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	676,304,794.65	100.00%	82	5.0351	1.809238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30502206	OF	Addison	TX	Actual/360	4.56825%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	09/06/21
1A23	30502695				Actual/360	4.56825%	7,867.11	0.00	0.00	N/A	02/06/24	--	2,000,000.00	2,000,000.00	09/06/21
1A4	30502214				Actual/360	4.56825%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	09/06/21
1A7	30502217				Actual/360	4.56825%	118,006.67	0.00	0.00	N/A	02/06/24	--	30,000,000.00	30,000,000.00	09/06/21
2A1	30315912	OF	Norfolk	VA	Actual/360	5.29025%	138,252.68	0.00	0.00	N/A	01/06/29	--	30,350,000.00	30,350,000.00	09/06/21
2A2A	30315913				Actual/360	5.29025%	71,290.10	0.00	0.00	N/A	01/06/29	--	15,650,000.00	15,650,000.00	09/06/21
3A1	30502401	MF	Austin	TX	Actual/360	4.28325%	73,756.41	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	08/06/21
3A2	30502402				Actual/360	4.28325%	36,878.20	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	08/06/21
3A3	30502403				Actual/360	4.28325%	22,126.92	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	08/06/21
4A1	30502459	IN	Various	MS	Actual/360	4.80025%	41,137.02	11,329.52	0.00	N/A	04/06/29	--	9,952,504.69	9,941,175.17	09/06/21
4A2	30502460				Actual/360	4.80025%	41,137.02	11,329.52	0.00	N/A	04/06/29	--	9,952,504.69	9,941,175.17	09/06/21
4A3	30502461				Actual/360	4.80025%	41,137.02	11,329.52	0.00	N/A	04/06/29	--	9,952,504.69	9,941,175.17	09/06/21
4A4	30502464				Actual/360	4.80025%	6,952.16	1,914.67	0.00	N/A	04/06/29	--	1,681,973.36	1,680,058.69	09/06/21
5	30501931	SS	Various	Various	Actual/360	4.14025%	106,944.06	0.00	0.00	N/A	12/06/23	--	30,000,000.00	30,000,000.00	08/06/21
6	30502538	MF	Various	Various	Actual/360	5.30525%	128,142.65	28,540.83	0.00	N/A	03/06/29	--	28,051,049.30	28,022,508.47	09/06/21
7A7	30501773	Various Various		Various	Actual/360	5.70025%	71,032.40	16,027.66	0.00	N/A	11/06/28	--	14,471,795.41	14,455,767.75	09/06/21
7A8	30501774				Actual/360	5.70025%	47,354.93	10,685.11	0.00	N/A	11/06/28	--	9,647,863.60	9,637,178.49	09/06/21
8	30502488	Various Honolulu		HI	Actual/360	4.31025%	85,361.94	0.00	0.00	N/A	02/07/29	--	23,000,000.00	23,000,000.00	09/07/21
9A2	30502363	RT	Pittsburgh	PA	Actual/360	4.64925%	80,074.72	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	09/06/21
9A72	30502540				Actual/360	4.64925%	12,011.21	0.00	0.00	N/A	03/06/29	--	3,000,000.00	3,000,000.00	09/06/21
10	30315915	RT	South Plainfield	NJ	Actual/360	4.80025%	93,000.00	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	09/06/21
11	30502233	OF	West Palm Beach	FL	Actual/360	5.11525%	97,637.13	0.00	0.00	N/A	02/06/29	--	22,165,000.00	22,165,000.00	09/06/21
12	30315916	SS	Various	UT	Actual/360	5.51025%	90,638.58	18,497.40	0.00	N/A	03/06/29	--	19,103,031.86	19,084,534.46	09/06/21
13	30315917	MU	New York	NY	Actual/360	4.34525%	71,089.03	0.00	0.00	N/A	03/05/29	--	19,000,000.00	19,000,000.00	09/05/21
14	30502004	RT	Orangevale	CA	Actual/360	5.41025%	84,786.72	0.00	0.00	N/A	01/06/29	--	18,200,000.00	18,200,000.00	09/06/21
15	30502030	RT	Kyle	TX	Actual/360	5.46325%	85,146.92	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	09/06/21
16	30315918	MF	Baton Rouge	LA	Actual/360	5.59025%	85,682.28	0.00	0.00	N/A	03/06/29	--	17,800,000.00	17,800,000.00	09/06/21
17	30502005	RT	Windsor	CA	Actual/360	5.44025%	64,059.78	0.00	0.00	N/A	01/06/29	--	13,675,000.00	13,675,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
18	30502457	LO	Detroit	MI	Actual/360	5.70625%	62,416.74	13,665.53	0.00	N/A	03/06/29	--	12,703,111.89	12,689,446.36	06/06/21
19	30315919	RT	San Antonio	TX	Actual/360	4.80025%	53,733.33	0.00	0.00	N/A	03/06/29	--	13,000,000.00	13,000,000.00	09/06/21
20	30315920	MF	Alexander	AR	Actual/360	5.32025%	59,554.44	0.00	0.00	N/A	03/01/29	--	13,000,000.00	13,000,000.00	09/01/21
21	30502308	RT	Mechanicsburg	PA	Actual/360	4.65025%	47,133.90	16,031.61	0.00	N/A	02/06/29	--	11,771,214.42	11,755,182.81	09/06/21
22	30502187	RT	West Palm Beach	FL	Actual/360	5.30025%	34,841.60	8,472.16	0.00	N/A	01/06/29	--	7,634,190.26	7,625,718.10	09/06/21
23	30502188	RT	West Palm Beach	FL	Actual/360	5.30025%	18,314.17	4,453.32	0.00	N/A	01/06/29	--	4,012,843.59	4,008,390.27	09/06/21
24	30315921	LO	Various	TX	Actual/360	5.20025%	42,193.01	11,345.30	0.00	N/A	03/01/29	--	9,422,757.00	9,411,411.70	08/01/21
25	30502181	RT	Hopewell	VA	Actual/360	4.98025%	38,121.00	11,368.44	0.00	N/A	01/06/29	--	8,889,466.66	8,878,098.22	09/06/21
26	30315922	SS	Various	Various	Actual/360	5.31025%	41,152.50	0.00	0.00	N/A	02/06/29	--	9,000,000.00	9,000,000.00	09/06/21
27	30502474	RT	Elk Grove	CA	Actual/360	5.30025%	40,857.81	9,119.61	0.00	N/A	03/06/29	--	8,952,410.96	8,943,291.35	09/06/21
28	30315923	OF	Gaithersburg	MD	Actual/360	4.82525%	35,742.61	11,218.74	0.00	N/A	03/06/29	--	8,602,601.51	8,591,382.77	09/06/21
29	30315924	RT	New York	NY	Actual/360	5.45025%	39,069.69	0.00	0.00	N/A	03/06/29	--	8,325,000.00	8,325,000.00	09/06/21
30	30502100	OF	Van Nuys	CA	Actual/360	5.16825%	35,331.65	9,809.59	0.00	N/A	12/06/28	--	7,938,531.95	7,928,722.36	09/06/21
31	30502458	LO	Battle Creek	MI	Actual/360	5.85025%	37,892.61	7,827.81	0.00	N/A	03/06/29	--	7,522,107.07	7,514,279.26	07/06/21
32	30315925	RT	Lawrenceville	GA	Actual/360	5.12725%	33,724.30	8,212.57	0.00	N/A	01/06/29	--	7,638,120.49	7,629,907.92	09/06/21
33	30502472	MF	Gainesville	FL	Actual/360	5.45025%	34,074.30	8,274.89	0.00	N/A	03/06/29	--	7,260,577.82	7,252,302.93	09/06/21
34	30315926	LO	Fort Worth	TX	Actual/360	6.02225%	36,176.39	10,955.83	0.00	N/A	02/06/29	--	6,976,301.38	6,965,345.55	09/06/21
35	30315927	RT	Concord Township	OH	Actual/360	5.35025%	32,079.93	7,009.03	0.00	N/A	03/06/29	--	6,963,386.15	6,956,377.12	09/06/21
36	30502281	MF	OFallon	IL	Actual/360	5.10025%	30,526.02	7,480.46	0.00	N/A	02/06/29	--	6,950,895.28	6,943,414.82	09/06/21
37	30315928	RT	Woodbury	NY	Actual/360	5.40025%	29,876.25	0.00	0.00	N/A	01/06/29	--	6,425,000.00	6,425,000.00	09/06/21
38	30502359	MF	Kerrville	TX	Actual/360	5.25025%	25,631.01	5,844.60	0.00	N/A	03/06/29	--	5,669,532.43	5,663,687.83	09/06/21
39	30315929	MF	Detroit	MI	Actual/360	4.79025%	22,655.87	7,215.61	0.00	N/A	03/06/29	--	5,492,701.77	5,485,486.16	09/06/21
40	30502408	LO	Smithfield	NC	Actual/360	5.64425%	26,342.38	8,996.79	0.00	N/A	03/06/29	--	5,420,117.95	5,411,121.16	09/06/21
41	30315930	RT	Milwaukee	WI	Actual/360	5.03525%	23,676.34	6,775.05	0.00	N/A	04/01/29	--	5,460,794.64	5,454,019.59	09/01/21
42	30315931	IN	Peoria	AZ	Actual/360	5.22025%	23,688.65	0.00	0.00	N/A	03/06/29	--	5,270,000.00	5,270,000.00	09/06/21
43	30315932	OF	Springdale	AR	Actual/360	4.85025%	21,299.58	0.00	0.00	N/A	02/06/29	--	5,100,000.00	5,100,000.00	09/06/21
44	30502282	MF	Swansea	IL	Actual/360	5.10025%	19,347.45	5,085.29	0.00	N/A	02/06/29	--	4,405,492.04	4,400,406.75	09/06/21
45	30315933	MF	Wayne	MI	Actual/360	4.60025%	16,009.18	5,521.88	0.00	N/A	03/06/29	--	4,041,588.70	4,036,066.82	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
46	30315934	LO	Greensboro	NC	Actual/360	6.35025%	20,995.37	5,639.20	0.00	N/A	03/06/29	--	3,839,640.33	3,834,001.13	09/06/21
47	30502084	RT	Gloucester	VA	Actual/360	5.70025%	18,511.85	4,123.77	0.00	N/A	01/06/29	--	3,771,515.09	3,767,391.32	09/06/21
48	30502473	IN	Fort Lauderdale	FL	Actual/360	5.36125%	16,991.65	4,254.10	0.00	N/A	04/06/29	--	3,680,700.14	3,676,446.04	09/06/21
49	30315935	RT	Centennial	CO	Actual/360	5.32525%	14,946.98	3,819.14	0.00	N/A	03/06/29	--	3,259,677.47	3,255,858.33	09/06/21
50	30315936	RT	Cypress	TX	Actual/360	4.80525%	13,238.82	4,190.11	0.00	N/A	03/06/29	--	3,199,606.81	3,195,416.70	09/06/21
51	30315937	RT	Marietta	GA	Actual/360	4.90525%	13,442.63	4,081.38	0.00	N/A	03/06/29	--	3,182,629.29	3,178,547.91	09/06/21
52	30315938	RT	Pelican Rapids	MN	Actual/360	6.16025%	4,752.78	0.00	0.00	03/06/29	03/06/34	--	896,000.00	896,000.00	09/06/21
53	30315939	RT	Bolivar	MO	Actual/360	6.10025%	4,575.17	0.00	0.00	03/06/29	03/06/34	--	871,000.00	871,000.00	09/06/21
54	30315940	RT	Carthage	MO	Actual/360	6.13025%	4,341.66	0.00	0.00	03/06/29	03/06/34	--	822,500.00	822,500.00	09/06/21
Totals							2,933,766.62	320,446.04	0.00				676,625,240.69	676,304,794.65
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A23	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	12,815,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	6,228,324.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A	6,228,324.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	4,592,496.45	0.00	--	--	--	0.00	0.00	73,713.35	73,713.35	0.00	0.00
3A2	4,592,496.45	0.00	--	--	--	0.00	0.00	36,856.67	36,856.67	0.00	0.00
3A3	4,592,496.45	0.00	--	--	--	0.00	0.00	22,114.00	22,114.00	0.00	0.00
4A1	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	5,122,721.64	5,192,215.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,949,115.40	15,416,308.18	04/01/20	03/31/21	--	0.00	0.00	106,879.48	106,879.48	0.00	0.00
6	3,025,728.67	696,653.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A7	21,474,637.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A8	21,474,637.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	60,704,646.96	15,379,422.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	6,844,240.94	1,627,587.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A72	6,844,240.94	1,627,587.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,099,777.73	1,856,333.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,481,503.64	2,456,701.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,506,224.47	1,573,408.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,650,920.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,516,193.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,923,457.58	2,366,766.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,585,072.05	2,505,325.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,196,932.67	999,305.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	404,987.91	0.00	--	--	09/13/21	0.00	0.00	228,165.55	228,165.55	54,027.52	0.00
19	1,737,982.75	1,381,359.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,586,983.84	1,912,093.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	687,109.13	735,293.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	414,201.04	357,881.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	951,464.93	0.00	--	--	--	0.00	0.00	53,518.02	53,518.02	13,169.99	0.00
25	1,374,987.57	1,339,782.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	796,485.78	857,298.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,134,590.28	1,155,137.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	866,338.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	3,176,052.43	723,285.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	70,495.43	462,199.10	01/01/21	07/31/21	--	0.00	0.00	45,617.02	91,408.44	179,531.52	0.00
32	889,294.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,231,906.22	1,090,503.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(1,001,525.01)	(392,424.11)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	487,339.86	468,986.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	659,042.44	685,842.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	529,860.08	479,826.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	467,280.48	587,172.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	689,232.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	444,544.25	141,138.53	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	571,088.02	595,186.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	563,420.66	596,015.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	540,342.59	595,576.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	410,039.23	437,652.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	624,581.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	201,697.76	51,076.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	425,159.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	450,992.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	387,473.26	388,015.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	469,587.80	511,708.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	424,155.84	374,346.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	69,064.82	67,337.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	71,754.13	71,355.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	69,824.54	69,560.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	272,141,998.69	83,017,475.14				0.00	0.00	566,864.09	612,655.51	246,729.03	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	7,514,279.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035109%	5.018536%	82
08/17/21	3	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035217%	5.018643%	83
07/16/21	1	7,529,895.64	0	0.00	1	12,716,710.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035324%	5.018750%	84
06/17/21	0	0.00	0	0.00	1	12,732,251.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035446%	5.018872%	85
05/17/21	1	9,457,842.72	0	0.00	1	12,745,707.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035552%	5.018977%	86
04/16/21	0	0.00	1	7,555,456.25	1	12,761,110.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035673%	5.019097%	87
03/17/21	1	7,563,077.67	0	0.00	1	12,774,425.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035789%	5.019213%	88
02/18/21	0	0.00	0	0.00	2	20,368,064.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035909%	5.019333%	89
01/15/21	0	0.00	0	0.00	2	20,388,746.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.035992%	5.019415%	90
12/17/20	0	0.00	1	7,589,350.73	1	12,819,976.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036073%	5.019496%	91
11/18/20	1	7,339,835.67	0	0.00	2	20,433,058.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036166%	5.019588%	92
10/19/20	2	16,631,157.60	0	0.00	2	20,453,420.43	0	0.00	0	0.00	1	9,541,490.44	0	0.00	0	0.00	5.036246%	5.019667%	93
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1	30502401	08/06/21	0	B	73,713.35	73,713.35	0.00	20,000,000.00
3A2	30502402	08/06/21	0	B	36,856.67	36,856.67	0.00	10,000,000.00
3A3	30502403	08/06/21	0	B	22,114.00	22,114.00	0.00	6,000,000.00
5	30501931	08/06/21	0	A	106,879.48	106,879.48	0.00	30,000,000.00	06/18/21	98	04/21/21
24	30315921	08/01/21	0	B	53,518.02	53,518.02	13,169.99 9,422,757.00
31	30502458	07/06/21	1	1	45,617.02	91,408.44	190,505.60 7,529,895.64		06/08/20	13
Totals					338,698.54	384,489.96	203,675.59 82,952,652.64
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		77,000,000	77,000,000		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		599,304,795	591,790,515		7,514,279		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Sep-21	676,304,795	668,790,515	7,514,279	0		0	0
Aug-21	676,625,241	640,625,241	36,000,000	0		0	0
Jul-21	676,944,241	656,697,635	7,529,896	0		12,716,711	0
Jun-21	677,302,322	664,570,071	0	0		12,732,251	0
May-21	677,618,266	655,414,717	9,457,843	0		12,745,707	0
Apr-21	677,973,403	657,656,836	0	7,555,456		12,761,110	0
Mar-21	678,251,184	657,913,680	7,563,078	0		12,774,426	0
Feb-21	678,539,405	658,171,341	0	0		20,368,064	0
Jan-21	678,740,334	658,351,588	0	0		20,388,747	0
Dec-20	678,932,443	658,523,116	0	7,589,351		12,819,976	0
Nov-20	679,147,934	651,375,040	7,339,836	0		20,433,059	0
Oct-20	679,338,183	642,253,605	16,631,158	0		20,453,420	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30501931	30,000,000.00	30,000,000.00	326,000,000.00	--	14,982,290.18	3.40000	03/31/21	12/06/23	I/O
18	30502457	12,689,446.36	12,732,251.02	17,500,000.00	11/06/20	314,930.63	0.34000	12/31/20	03/06/29	329
31	30502458	7,514,279.26	7,529,895.64	9,300,000.00	03/19/21	360,901.54	0.66000	07/31/21	03/06/29	329
Totals		50,203,725.62	50,262,146.66	352,800,000.00		15,658,122.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30501931	SS	Various	06/18/21	98

8.05.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021. This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will all ow the Senior Lender to be kept current during the bankruptcy proceedings. Midland will continue to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted.

18	30502457	LO	MI	09/11/20	98

8/31/21 - The subject loan transferred to special servicing on 9/11/2020 for payment default and franchise termination default. The loan is collateralized by a 144 key independent boutique hotel, previously under Choice Hotels'' Ascend brand, in the Corkt own submarket of Detroit, MI. A modification has been documented with the Borrower and funds have been posted.

31	30502458	LO	MI	06/08/20	13

COVID-19 Relief Request - 8/27/2021 - Loan transferred to MLS Special Servicing on 6-8-2020 due to delinquency. Loan is past due for the 5/6/2020 and subsequent payments. Collateral is a 120 key, full-service Holiday Inn located in Battle

Creek, MI. (Kala mazoo - Portage MSA). A Receiver was appointed on 11/16/2020 to manage the property. Currently the property is covering operating costs and additional property funds are being remitted back to the Special Servicer to pay down advances. Special Servicer is in discussions with Receiver on potentially marketing the property for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315915	22,500,000.00	4.80003%	22,500,000.00 4.80003%		8	06/30/20	05/06/20	07/02/20
24	30315921	9,597,561.79	5.20003%	9,597,561.79 5.20003%		8	08/26/20	06/01/20	09/11/20
Totals		32,097,561.79		32,097,561.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	121.23	0.00	0.00	0.00
3A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	308.28	0.00	0.00	0.00
3A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	154.14	0.00	0.00	0.00
3A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	92.48	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(29.61)	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(25.08)	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(2,987.18)	0.00	0.00	0.00
42	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,958.33	0.00	0.00	0.00	0.00	0.00	(2,365.74)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,592.59

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the UBS 2019-C16 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29